                           AIM COUNSELOR SERIES TRUST

         AIM ADVANTAGE HEALTH SCIENCES FUND (FORMERLY INVESCO ADVANTAGE
                             HEALTH SCIENCES FUND)

                        Supplement dated October 27, 2004
       to the Statement of Additional Information dated November 25, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
  March 19, 2004, April 6, 2004, May 18, 2004, July 16, 2004, August 31, 2004,
          September 28, 2004, September 30, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "INDEPENDENT TRUSTEES" on page 44 in the Statement of Additional Information:

"Independent Trustees

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett(3) - 1944         Trustee and         Chairman, Crockett          114                 ACE Limited
11 Greenway Plaza                   Chair(4)            Technology Associates                           (insurance
Suite 100                                               (technology consulting                          company); and
Houston, Texas 77046                                    company)                                        Captaris, Inc.
                                                                                                        (unified
                                                                                                        messaging
                                                                                                        provider)"

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "INTERESTED TRUSTEES AND OFFICERS" on page 46 in the Statement of Additional Information:


"Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(5) - 1946          Trustee and         Director and Chairman,      114                 None"
11 Greenway Plaza                   President(4)        A I M Management Group
Suite 100                                               Inc. (financial services
Houston, Texas 77046                                    holding company); Director
                                                        and Vice Chairman,
                                                        AMVESCAP PLC and Chairman
                                                        of AMVESCAP PLC - AIM
                                                        Division (parent of AIM
                                                        and a global investment
                                                        management firm);
                                                        formerly, President and
                                                        Chief Executive Officer,
                                                        A I M Management group
                                                        Inc.; Director, Chairman,
                                                        and President, A I M
                                                        Advisors, Inc. (registered
                                                        investment advisor);
                                                        Director and Chairman,
                                                        A I M Capital Management,
                                                        Inc. (registered
                                                        investment advisor).

                                                        A I M Distributors, Inc.
                                                        (registered broker
                                                        dealer); AIM Investment
                                                        Services, Inc. (registered
                                                        transfer agent), and Fund
                                                        Management Company
                                                        (registered broker
                                                        dealer); and Chief
                                                        Executive Officer of
                                                        AMVESCAP PLC - Managed
                                                        Products

The following information with respect to Lisa O. Brinkley is added under the heading "INTERESTED TRUSTEES AND OFFICERS" on page 49 in the Statement of Additional Information:


"Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                    POSITION(S) HELD                                FUNDS IN THE
                                    WITH TRUST, TERM    PRINCIPAL                   FUND
                                    OF OFFICE(1) AND    OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND                  LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
YEAR OF BIRTH                       SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley - 1959             Senior Vice         Senior Vice President,      NA                  NA
11 Greenway Plaza                   President and       A I M Management Group
Suite 100                           Chief               Inc. (financial services
Houston, Texas 77046                Compliance          holding company) and A I M
                                    Officer (since      Advisors, Inc.; and Vice
                                    September 20,       President, A I M Capital
                                    2004)               Management, Inc. and A I M
                                                        Distributors, Inc.

                                                        Formerly: Senior Vice
                                                        President and Compliance
                                                        Director, Delaware
                                                        Investments Family of
                                                        Funds

(1) Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.

(2) Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004

(4) Elected as a director of the Company on October 21, 2003.

(5) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "Interested Trustees and Officers" on page 50 in the Statement of Additional Information is hereby removed.

                           AIM COUNSELOR SERIES TRUST

           AIM MULTI-SECTOR FUND (FORMERLY INVESCO MULTI-SECTOR FUND)

                        Supplement dated October 27, 2004
  to the Statement of Additional Information dated May 1, 2004 as supplemented
      May 18, 2004, July 16, 2004, September 28, 2004, September 30, 2004
                              and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          2003         Director and Chairman, A I M Management            None
Trustee and President                            Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm) Formerly:
                                                 President and Chief Executive Officer, A I M
                                                 Management Group Inc.; Director, Chairman
                                                 and President, A I M Advisors, Inc.
                                                 (registered investment advisor); Director
                                                 and Chairman, A I M Capital Management, Inc.
                                                 (registered investment advisor), A I M
                                                 Distributors, Inc. (registered broker
                                                 dealer), AIM Investment Services, Inc.,
                                                 (registered transfer agent), and Fund
                                                 Management Company (registered broker
                                                 dealer); and Chief Executive Officer,
                                                 AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944         2003         Chairman, Crockett Technology Associates           ACE Limited (insurance
Trustee and Chair.                               (technology consulting company)                    company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Lisa O. Brinkley(4) - 1959          2004         Senior Vice President, A I M Management            N/A
Senior Vice President and Chief                  Group Inc. (financial services holding
Compliance Officer                               company) and A I M Advisors, Inc.; and Vice
                                                 President, A I M Capital Management, Inc.
                                                 and A I M Distributors, Inc.

                                                 Formerly: Senior Vice President and
                                                 Compliance Director, Delaware Investments
                                                 Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


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